UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2018

Semiannual Report

to Shareholders

DWS Floating Rate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
9	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets

27	Financial Highlights
32	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund’s ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Floating Rate Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Floating Rate Fund	|	3

Performance Summary	November 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	0.34%	1.87%	0.98%	6.49%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.42%	–0.94%	0.42%	6.19%
S&P®/LSTA Leveraged Loan Index†	1.00%	3.47%	3.68%	8.52%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.67%	1.47%	4.32%
Adjusted for the Maximum Sales Charge (max 2.75% load)		0.81%	0.90%	4.03%
S&P®/LSTA Leveraged Loan Index†		5.19%	4.13%	6.15%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	0.09%	1.24%	0.24%	5.76%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.89%	1.24%	0.24%	5.76%
S&P®/LSTA Leveraged Loan Index†	1.00%	3.47%	3.68%	8.52%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.76%	0.70%	3.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.76%	0.70%	3.59%
S&P®/LSTA Leveraged Loan Index†		5.19%	4.13%	6.15%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 11/30/18
No Sales Charges		0.59%	2.24%	1.15%
S&P®/LSTA Leveraged Loan Index†		1.00%	3.47%	3.80%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges			3.80%	1.47%
S&P®/LSTA Leveraged Loan Index†			5.19%	4.20%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	0.54%	2.14%	1.15%	6.67%
S&P®/LSTA Leveraged Loan Index†	1.00%	3.47%	3.68%	8.52%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		3.69%	1.61%	4.49%
S&P®/LSTA Leveraged Loan Index†		5.19%	4.13%	6.15%

4	|	DWS Floating Rate Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	0.59%	2.24%	1.24%	6.77%
S&P®/LSTA Leveraged Loan Index†	1.00%	3.47%	3.68%	8.52%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		3.92%	1.73%	4.59%
S&P®/LSTA Leveraged Loan Index†		5.19%	4.13%	6.15%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2018 are 1.27%, 2.03%, 0.93%, 1.12% and 0.99% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

DWS Floating Rate Fund	|	5

Class A shares’ growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on October 1, 2014.

†

The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/18	$8.08	$8.13	$8.09	$8.08	$8.08
5/31/18	$8.22	$8.26	$8.22	$8.21	$8.21
Distribution Information as of 11/30/18
Income Dividends, Six Months	$.17	$.14	$.18	$.17	$.18

6	|	DWS Floating Rate Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Mark L. Rigazio, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Rejoined DWS in 2007 with 13 years of industry experience. Prior to rejoining, he served as an Investment Analyst at Fidelity Management & Research Company. Previously, he was a High Yield Analyst at Deutsche Asset Management and at Flagship Capital. Earlier, he held various banking, finance and accounting roles at Banc of America Securities, Art Technology Group, PricewaterhouseCoopers and Tonneson & Company CPAs.

–	Portfolio Manager for Leveraged Loans: Boston.

–	BS and MBA, Bentley University.

DWS Floating Rate Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	11/30/18	5/31/18
Loan Participations and Assignments	93%	91%
Cash Equivalents and Other Assets and Liabilities, Net	4%	3%
Exchange-Traded Funds	3%	6%
Corporate Bonds	0%	0%
Common Stocks	0%	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Exchange-Traded Funds and Cash Equivalents)	11/30/18	5/31/18
BBB	11%	11%
BB	43%	45%
B	43%	40%
Below B	3%	2%
Not Rated	0%	2%
	100%	100%

Credit quality represents the rating of Standard & Poor’s Corporation and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds and Common Stocks)	11/30/18	5/31/18
Industrials	18%	19%
Consumer Discretionary	16%	20%
Communication Services	16%	11%
Information Technology	13%	11%
Materials	12%	13%
Health Care	8%	5%
Financials	6%	6%
Consumer Staples	5%	5%
Energy	4%	5%
Utilities	2%	5%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

8	|	DWS Floating Rate Fund

Investment Portfolio	as of November 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 93.0%
Senior Loans**
Communication Services 15.0%
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.053%, 1/31/2026	1,275,847	1,231,193
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 1/31/2025	4,215,637	4,102,362
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.35%, 4/30/2025	3,000,000	2,973,390
Colorado Buyer, Inc.:
Term Loan B, 1-month USD LIBOR + 3.000%, 5.32%, 5/1/2024	740,625	730,904
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.57%, 5/1/2025 (a)	350,000	337,750
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 10/24/2022	1,455,189	1,355,152
Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 10/4/2023	494,366	475,415
CSC Holdings LLC:
First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.557%, 7/17/2025	2,550,719	2,515,009
Term Loan B, 1-month USD LIBOR + 2.500%, 4.807%, 1/25/2026	405,571	400,430
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 6.1%, 6/15/2024	2,368,763	2,264,146
iHeartCommunications, Inc., Term Loan D, 6.75%, 1/30/2019*	890,000	636,475
Intelsat Jackson Holdings SA, Term Loan B3, 1-month USD LIBOR + 3.750%, 6.072%, 11/27/2023	3,000,000	2,986,170
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.556%, 2/22/2024	3,825,000	3,783,575
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.875%, 2/2/2024	5,163,714	5,110,786
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 4.89%, 11/17/2023	2,246,327	2,203,265
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 5.095%, 3/15/2024	1,983,735	1,855,149
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.807%, 1/15/2026	1,045,304	1,033,482
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.807%, 1/15/2026	2,357,877	2,332,330
Windstream Services LLC:
Term Loan B7, 1-month USD LIBOR + 3.250%, 5.56%, 2/17/2024	715,877	621,739

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)
Term Loan B6, 1-month USD LIBOR + 4.000%, 6.31%, 3/29/2021	636,021	593,319
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.595%, 1/19/2024	4,170,199	4,141,050
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.807%, 4/15/2025	1,700,000	1,663,280

		43,346,371
Consumer Discretionary 15.1%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.595%, 2/16/2024	3,160,238	3,104,144
Abercrombie & Fitch Management Co., Term Loan B, 1-month USD LIBOR + 3.500%, 5.81%, 8/7/2021	1,266,250	1,267,048
Academy, Ltd.:
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.299%, 7/1/2022	645,476	474,728
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.314%, 7/1/2022	304,063	223,629
AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.557%, 12/15/2023	1,228,125	1,212,012
American Axle and Manufacturing, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.57%, 4/6/2024	401,985	386,911
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.74%, 4/6/2024	273,015	262,777
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 10/31/2023	820,833	801,856
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.219%, 10/19/2024	1,016,381	1,002,533
Ascena Retail Group, Inc., Term Loan B, 1-month USD LIBOR + 4.500%, 6.875%, 8/21/2022	865,673	823,471
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.345%, 9/25/2024	1,390,000	1,377,191
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.839%, 11/7/2024	670,845	664,975
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.345%, 10/6/2024	1,591,980	1,562,791
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 12/22/2024	1,596,684	1,571,313
Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 8.35%, 3/24/2025	432,519	435,584
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.750%, 6.136%, 7/8/2022	79,396	76,220
CH Hold Corp.:
First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 2/1/2024	553,272	551,200
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.595%, 2/1/2025 (a)	260,000	260,650

The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.845%, 2/28/2025	2,647,788	2,603,291
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.845%, 2/1/2024	2,117,900	2,053,304
Eldorado Resorts LLC, Term Loan B, 2-month USD LIBOR + 2.250%, 4.75%, 4/17/2024	371,153	368,139
Fitness International LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.595%, 4/18/2025	890,824	884,143
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 4.345%, 11/30/2023	1,635,226	1,620,337
ION Media Networks, Inc., Term Loan B3, 2-month USD LIBOR + 2.750%, 5.1%, 12/18/2020	1,232,854	1,230,543
J. Crew Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.220%, 5.565%, 3/5/2021	70,010	58,940
Term Loan, 1-month USD-LIBOR + 3.220%, 5.569%, 3/5/2021	97,781	82,320
Term Loan, 3-month USD-LIBOR + 3.220%, 5.606%, 3/5/2021	256,460	215,907
J.C. Penney Corp., Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.956%, 6/23/2023	417,237	364,824
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.386%, 12/14/2024	889,663	883,547
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.938%, 3/9/2023	767,229	762,672
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 8/18/2021	1,080,597	1,044,126
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 10/31/2024	398,822	394,668
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD LIBOR + 3.250%, 5.568%, 10/25/2020	1,133,122	986,603
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.595%, 10/20/2025	795,000	791,685
Nielsen Finance LLC, Term Loan B4, 3-month USD LIBOR + 2.000%, 4.315%, 10/4/2023	1,677,229	1,654,863
Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 5.095%, 7/31/2025	1,313,333	1,237,817
Penn National Gaming, Inc., First Lien Term Loan B, 3-month USD LIBOR + 2.250%, 4.581%, 10/15/2025	242,584	240,967
Petco Animal Supplies, Inc., Term Loan B, 3-month USD LIBOR + 3.250%, 5.777%, 1/26/2023	794,741	599,695
PetSmart, Inc., Term Loan B2, 1-month USD LIBOR + 3.000%, 5.32%, 3/11/2022	1,217,604	1,022,647
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 5.095%, 8/14/2024	412,721	402,549

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Term Loan B5, 2-month USD-LIBOR + 2.750%, 5.245%, 8/14/2024	1,702,575	1,660,615
Serta Simmons Bedding LLC:
1st Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.814%, 11/8/2023	640,037	569,102
1st Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.818%, 11/8/2023	179,773	159,849
Springer Science+Business Media Deutschland GmbH, Term Loan B13, 3-month USD LIBOR + 3.500%, 5.886%, 8/15/2022	938,786	937,322
SRAM LLC:
Term Loan B, 2-month USD-LIBOR + 2.750%, 5.141%, 3/15/2024	405,196	404,183
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.223%, 3/15/2024	392,303	391,323
Term Loan B, Prime Rate + 1.750%, 7.0%, 3/15/2024	12,893	12,860
Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 10/1/2025	513,626	503,140
William Morris Endeavor Entertainment LLC:
First Lien Term Loan, 3-month USD-LIBOR + 2.750%, 5.15%, 5/18/2025	1,901,466	1,871,755
First Lien Term Loan, 2-month USD-LIBOR + 2.750%, 5.28%, 5/18/2025	4,778	4,703
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.47%, 11/1/2023	1,427,335	1,405,625

		43,483,097
Consumer Staples 5.0%
Albertson’s LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.691%, 6/22/2023	1,771,553	1,741,658
Energizer Holdings, Inc., Term Loan B, USD LIBOR + 2.25%, 6/20/2025 (b)	1,647,378	1,612,371
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.095%, 10/4/2023	51,166	50,450
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.186%, 10/4/2023	613,989	605,394
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.277%, 10/4/2023	767,763	757,014
JBS USA LLC:
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.837%, 10/30/2022	4,006,847	3,960,528
Term Loan B, 3-month USD-LIBOR + 2.500%, 4.886%, 10/30/2022	698,849	690,770
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.1%, 2/1/2023	781,227	769,509

The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 6/27/2023	2,449,875	2,426,515
Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 7.15%, 11/29/2024	1,745,286	1,752,380

		14,366,589
Energy 3.9%
California Resources Corp., First Lien Term Loan, 1-month USD LIBOR + 4.750%, 7.065%, 12/31/2022	661,506	668,670
Eastern Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 6.095%, 10/2/2023	994,463	987,527
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 2/2/2024	2,362,167	2,355,530
Fieldwood Energy LLC, Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.595%, 4/11/2023	1,000,000	918,750
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 8.306%, 3/1/2024	485,000	414,675
Gulf Finance LLC, Term Loan B, 3-month USD LIBOR + 5.250%, 7.64%, 8/25/2023	708,396	570,259
HFOTCO LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.1%, 6/26/2025	1,698,751	1,688,142
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.595%, 10/30/2024 (a)	315,477	307,787
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.85%, 12/31/2023	341,776	340,708
Murray Energy Corp., Term Loan B2, 3-month USD LIBOR + 7.250%, 9.777%, 10/17/2022	756,295	661,569
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD LIBOR + 3.250%, 5.646%, 10/1/2025	390,000	386,587
Peabody Energy Corporation, Term Loan, 1-month USD LIBOR + 2.750%, 5.095%, 3/31/2025	959,179	955,870
Seadrill Partners Finco LLC, Term Loan B, 3-month USD LIBOR + 6.000%, 8.386%, 2/21/2021	725,857	623,932
Ultra Resources, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 5.469%, 4/12/2024	480,000	445,800

		11,325,806
Financials 5.5%
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.065%, 1/25/2024	223,145	221,416
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.095%, 1/25/2024	759,355	753,470
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.345%, 8/4/2022	877,791	871,129

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.345%, 11/3/2023	1,876,382	1,859,579
Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.845%, 8/4/2025	1,080,000	1,104,300
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.301%, 1/15/2025	3,246,509	3,220,131
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.636%, 6/21/2024	5,808	5,726
Term Loan, 3-month USD-LIBOR + 4.250%, 6.727%, 6/21/2024	1,918,215	1,891,043
Term Loan, 3-month USD-LIBOR + 4.250%, 6.759%, 6/21/2024	370,054	364,812
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 10/25/2023	804,552	739,685
Hub International Ltd.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.356%, 4/25/2025	3,386	3,331
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.49%, 4/25/2025	1,347,513	1,325,825
LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.55%, 9/23/2024	1,067,962	1,061,288
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 3/21/2025	975,000	959,400
Sedgwick Claims Management Services, Inc., Term Loan B, USD LIBOR + 3.25%, 12/31/2025 (b)	770,000	763,143
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.35%, 3/22/2024	591,000	585,211

		15,729,489
Health Care 7.5%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD LIBOR + 2.500%, 4.845%, 2/11/2022	476,968	473,391
Term Loan B4, 1-month USD LIBOR + 2.500%, 4.845%, 2/16/2023	1,877,106	1,863,028
Community Health Systems, Inc., Term Loan H, 3-month USD LIBOR + 3.250%, 5.957%, 1/27/2021	353,759	346,144
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.595%, 4/29/2024	1,129,282	1,126,933
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.095%, 10/10/2025	2,110,000	2,032,943
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.125%, 7/2/2025	1,493,362	1,493,362
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.475%, 1/31/2025	1,576,000	1,565,386

The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.345%, 3/13/2025	914,094	913,047
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.375%, 3/29/2024	1,174,696	1,165,886
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.386%, 1/17/2025	1,460,040	1,446,360
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 9/24/2024	1,074,652	1,030,994
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.136%, 6/7/2023	2,576,750	2,534,350
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 9/27/2024	1,613,649	1,570,282
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.314%, 6/2/2025	4,137,073	4,100,004

		21,662,110
Industrials 16.8%
Accudyne Industries LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 8/18/2024	1,817,804	1,795,082
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.595%, 7/23/2021	581,307	528,262
Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.845%, 7/25/2022	250,000	204,375
Aleris International, Inc.:
Term Loan, 1-month USD-LIBOR + 4.750%, 7.095%, 2/27/2023	1,250	1,260
Term Loan, 2-month USD-LIBOR + 4.750%, 7.245%, 2/27/2023	497,500	501,385
Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 10/1/2025	880,000	872,665
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.307%, 12/14/2023	1,315,000	1,293,427
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.568%, 1/2/2025	726,306	707,923
Blackboard, Inc., Term Loan B4, 3-month USD LIBOR + 5.000%, 7.445%, 6/30/2021	606,650	577,422
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.813%, 8/15/2025	360,854	359,501
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.875%, 8/15/2025	305,700	304,553
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.595%, 10/3/2023	2,428,527	2,407,290
Clark Equipment Co.:
Term Loan B, 3-month USD-LIBOR + 2.000%, 4.386%, 5/18/2024	487,821	481,113

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
Term Loan B, 1-month USD-LIBOR + 2.000%, 4.345%, 5/18/2024	55,762	54,995
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR + 5.75%, 4/20/2025* (a)	1,693,059	169
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 3.750%, 6.136%, 6/1/2025	952,809	767,612
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD LIBOR + 7.500%, 9.886%, 12/21/2020	1,000,000	45,000
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.595%, 8/21/2025	590,000	582,625
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 12/20/2024	1,768,722	1,755,457
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 3/29/2025	630,274	626,965
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.886%, 8/1/2024	1,350,001	1,309,926
Garda World Security Corp., Term Loan, 3-month USD LIBOR + 3.500%, 5.821%, 5/24/2024	1,256,828	1,246,359
Gardner Denver, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 7/30/2024	1,981,992	1,974,143
Gates Global LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 4/1/2024	3,016,177	2,969,803
Generac Power Systems, Inc., First Lien Term Loan, 1-month USD LIBOR + 1.750%, 4.049%, 5/31/2023	1,728,403	1,717,601
GFL Environmental, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.386%, 5/30/2025	1,344,228	1,311,469
Term Loan B, Prime Rate + 1.750%, 7.0%, 5/30/2025	167,403	163,324
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.301%, 10/20/2024	3,300,216	3,257,594
Infor (U.S.), Inc., Term Loan B6, 3-month USD LIBOR + 2.750%, 5.136%, 2/1/2022	2,139,142	2,113,547
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 7/31/2022	827,806	820,389
Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 7/31/2022	227,875	225,833
Prime Security Services Borrower LLC, First Lien Term Loan, USD LIBOR + 2.75%, 5/2/2022 (b)	1,010,000	1,000,324
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.095%, 11/15/2023	1,461,103	1,433,707
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.349%, 8/21/2024	1,192,109	1,186,399
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 2/22/2024	2,076,627	2,048,074
SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.595%, 5/23/2025	768,075	741,511

The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Staples, Inc., Term Loan B, 3-month USD LIBOR + 4.000%, 6.541%, 9/12/2024	1,227,912	1,210,776
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.845%, 5/30/2025	4,265,017	4,166,410
Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, 3-month USD LIBOR + 2.500%, 5.116%, 3/17/2025	1,632,017	1,603,971
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.845%, 8/27/2025	770,769	771,732
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.845%, 10/23/2025	2,479,829	2,451,931
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 4.509%, 2/24/2025	830,294	823,897

		48,415,801
Information Technology 11.8%
Almonde, Inc.:
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.886%, 6/13/2024	1,738,342	1,685,262
Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 9.636%, 6/13/2025	571,428	549,142
BMC Software Finance, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.648%, 10/2/2025	1,250,000	1,235,937
Cabot Microelectronics Corp., Term Loan B, 1-week USD LIBOR + 2.250%, 4.475%, 11/14/2025	510,000	508,087
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.095%, 3/1/2024	3,350,459	3,318,144
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.35%, 4/26/2024	1,725,644	1,709,682
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.35%, 9/7/2023	2,912,579	2,882,318
Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.125%, 11/6/2023	417,390	367,005
Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 6.095%, 10/1/2025	1,230,000	1,200,461
First Data Corp.:
Term Loan, 1-month USD LIBOR + 2.000%, 4.315%, 7/8/2022	1,726,437	1,704,866
Term Loan, 1-month USD LIBOR + 2.000%, 4.315%, 4/26/2024	3,553,292	3,494,077
Kronos, Inc.:
Term Loan B, 2-month USD-LIBOR + 3.000%, 5.388%, 11/1/2023	7,883	7,778
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.541%, 11/1/2023	3,129,445	3,088,089
Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 10.791%, 11/1/2024	1,000,000	1,009,845

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.845%, 6/21/2024	140,812	138,172
PSAV Holdings LLC:
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.636%, 3/1/2025	271,804	267,274
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.595%, 3/1/2025	482,938	474,890
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.957%, 3/1/2025	250,654	246,477
Riverbed Technology, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 5.6%, 4/24/2022	817,163	788,787
Rovi Solutions Corp., Term Loan B, 1-month USD LIBOR + 2.500%, 4.85%, 7/2/2021	449,587	445,429
Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.095%, 10/31/2025	400,000	397,916
Seattle Spinco, Inc., USD Term Loan B3, 1-month USD LIBOR + 2.500%, 4.845%, 6/21/2024	950,938	933,108
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.595%, 4/16/2025	366,444	358,428
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.595%, 4/16/2025	962,105	941,059
Term Loan B5, 1-month USD LIBOR + 2.250%, 4.595%, 4/16/2025	754,000	735,855
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.345%, 5/1/2024	2,463,788	2,446,849
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.645%, 8/20/2025	1,758,080	1,745,993
Worldpay LLC, First Lien Term Loan B4, 1-month USD LIBOR + 1.750%, 4.057%, 8/9/2024	1,272,288	1,263,770

		33,944,700
Materials 10.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.136%, 6/1/2024	995,000	981,110
Berry Global, Inc., Term Loan S, 1-month USD LIBOR + 1.750%, 4.068%, 2/8/2020	1,045,640	1,040,631
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.658%, 4/3/2024	2,272,896	2,216,483
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.095%, 5/22/2024	831,616	823,562
CPG International, Inc., Term Loan, 6-month USD LIBOR + 3.750%, 6.251%, 5/5/2024	482,031	477,813
Diamond (BC) BV:
Term Loan, 2-month USD-LIBOR + 3.000%, 5.391%, 9/6/2024	2,323	2,265
Term Loan, 3-month USD-LIBOR + 3.000%, 5.527%, 9/6/2024	919,819	896,823

The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Flex Acquisition Co., Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.299%, 12/29/2023	830,783	816,539
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.345%, 3/31/2024	1,631,779	1,605,263
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.345%, 6/7/2023	3,241,296	3,246,498
Minerals Technologies, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.57%, 2/14/2024	671,468	667,271
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.6%, 2/14/2024	32,108	31,908
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.62%, 2/14/2024	220,746	219,366
New Arclin U.S. Holding Corp., Term Loan, 3-month USD LIBOR + 3.500%, 5.886%, 2/14/2024	1,012,377	1,001,833
Proampac PG Borrower LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.8%, 11/18/2023	337,104	332,997
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.02%, 11/18/2023	150,640	148,805
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.082%, 11/18/2023	166,709	164,677
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.092, 11/18/2023	63,443	62,670
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.145%, 11/18/2023	205,116	202,616
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.095%, 2/5/2023	5,533,784	5,476,371
Starfruit Finco BV, Term Loan B, 1-month USD LIBOR + 3.250%, 5.549%, 10/1/2025	1,520,000	1,500,810
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 9/23/2024	1,164,175	1,153,680
Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.345%, 9/23/2024	2,686,558	2,662,339
U.S. Silica Co., Term Loan B, 1-month USD LIBOR + 4.000%, 6.375%, 5/1/2025	845,750	754,409
Univar Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.595%, 7/1/2024	4,106,996	4,039,231

		30,525,970
Utilities 1.8%
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.35%, 12/24/2021	802,731	797,380
Calpine Corp.:
Term Loan B6, 3-month USD LIBOR + 2.500%, 4.89%, 1/15/2023	1,925,354	1,895,790
Term Loan B5, 3-month USD LIBOR + 2.500%, 4.89%, 1/15/2024	655,373	644,134

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.71%, 11/28/2024	305,362	294,675
Vistra Energy Corp.:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.303%, 12/31/2025	1,207,317	1,191,193
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.345%, 12/31/2025	438,558	432,701

		5,255,873
Total Loan Participations and Assignments (Cost $274,715,690)		268,055,806

Corporate Bonds 0.4%
Energy 0.2%
Chesapeake Energy Corp., 6.125%, 2/15/2021	598,000	587,535
Materials 0.2%
Hexion, Inc., 6.625%, 4/15/2020	500,000	413,125
Total Corporate Bonds (Cost $1,059,463)		1,000,660

	Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp. (Cost $256,807)	2,219	6,518

Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (a) (Cost $713,596)	6,166	0

Exchange-Traded Fund 2.5%
Invesco Senior Loan ETF (Cost $7,490,490)	324,000	7,341,840

Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 2.24% (c) (Cost $13,928,239)	13,928,239	13,928,239

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $298,164,285)	100.7	290,333,063
Other Assets and Liabilities, Net	(0.7)	(1,987,761)

Net Assets	100.0	288,345,302

The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 are as follows:

Value ($) at 5/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
Cash Equivalents 4.8%
DWS Central Cash Management Government Fund, 2.24% (c)
13,798,885	77,518,635	77,389,281	—	—	118,114	—	13,928,239	13,928,239

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%	4/20/2014	USD	1,693,059	1,676,325	169
iHeartCommunications, Inc.*	6.75%	1/30/2019	USD	890,000	777,890	636,475
					2,454,215	636,644

*	Non-income producing security.

**

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2018.

(a)	Investment was valued using significant unobservable inputs.

(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2018 where the rate will be determined at time of settlement.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

LIBOR: London Interbank Offered Rate

Prime Rate: Interest rate charged by banks to their most credit worthy customers.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Loan Participations and Assignments	$—	$267,149,450	$906,356	$268,055,806
Corporate Bonds	—	1,000,660	—	1,000,660
Common Stocks	—	6,518	—	6,518
Warrant	—	—	0	0
Exchange-Traded Fund	7,341,840	—	—	7,341,840
Short-Term Investments	13,928,239	—	—	13,928,239
Total	$21,270,079	$268,156,628	$906,356	$290,333,063

During the period ended November 30, 2018, the amount of transfers between Level 2 and Level 3 was $660,102. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Statement of Assets and Liabilities

as of November 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $284,236,046)	$276,404,824
Investment in Deutsche Central Cash Management Government Fund (cost $13,928,239)	13,928,239
Cash	20,368
Receivable for investments sold	5,195,843
Receivable for Fund shares sold	291,642
Interest receivable	985,783
Other assets	45,946
Total assets	296,872,645

Liabilities
Payable for investments purchased	7,661,829
Payable for Fund shares redeemed	345,252
Accrued management fee	90,216
Accrued Trustees’ fees	6,043
Other accrued expenses and payables	424,003
Total liabilities	8,527,343
Net assets, at value	$288,345,302

Net Assets Consist of
Distributable earnings (loss)	(262,480,607)
Paid-in capital	550,825,909
Net assets, at value	$288,345,302

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Statement of Assets and Liabilities as of November 30, 2018 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($79,556,631 ÷ 9,841,098 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.08
Maximum offering price per share (100 ÷ 97.25 of $8.08)	$8.31
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($77,436,033 ÷ 9,527,766 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.13
Class R6
Net Asset Value, offering and redemption price per share ($262,446 ÷ 32,454 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.09
Class S
Net Asset Value, offering and redemption price per share ($65,858,955 ÷ 8,155,225 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.08
Institutional Class
Net Asset Value, offering and redemption price per share ($65,231,237 ÷ 8,071,309 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$8.08

The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

Statement of Operations

for the six months ended November 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$7,938,735
Dividends	326,996
Income distributions — Deutsche Central Cash Management Government Fund	118,114
Total income	8,383,845
Expenses:
Management fee	1,014,593
Administration fee	156,091
Services to shareholders	194,217
Distribution and service fees	536,551
Custodian fee	88,145
Professional fees	76,372
Reports to shareholders	32,818
Registration fees	37,393
Trustees’ fees and expenses	8,967
Other	28,853
Total expenses before expense reductions	2,174,000
Expense reductions	(393,971)
Total expenses after expense reductions	1,780,029
Net investment income	6,603,816

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,380,353)
Change in net unrealized appreciation (depreciation) on investments	(854,288)
Net gain (loss)	(5,234,641)
Net increase (decrease) in net assets resulting from operations	$1,369,175

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018

Operations:
Net investment income (loss)	$6,603,816	$15,252,266
Net realized gain (loss)	(4,380,353)	(5,402,224)
Change in net unrealized appreciation (depreciation)	(854,288)	(3,524,981)
Net increase (decrease) in net assets resulting from operations	1,369,175	6,325,061
Distributions to shareholders:
Class A	(1,716,956)	(3,873,328)
Class C	(1,426,275)	(3,425,409)
Class R6	(7,755)	(16,832)
Class S	(1,669,594)	(4,835,856)
Institutional Class	(1,357,509)	(2,584,644)
Total distributions	(6,178,089)	(14,736,069)*
Fund share transactions:
Proceeds from shares sold	34,134,821	54,420,218
Reinvestment of distributions	5,830,291	13,645,578
Payments for shares redeemed	(76,637,944)	(263,573,107)
Net increase (decrease) in net assets from Fund share transactions	(36,672,832)	(195,507,311)
Increase (decrease) in net assets	(41,481,746)	(203,918,319)
Net assets at beginning of period	329,827,048	533,745,367
Net assets at end of period	$288,345,302	$329,827,048 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $516,544.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

Financial Highlights

	Six Months Ended 11/30/18		Years Ended May 31,
Class A	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.22		$8.37	$8.41		$9.23	$9.43	$9.49
Income (loss) from investment operations:
Net investment income[a]	.18		.32	.33		.37	.37	.37
Net realized and unrealized gain (loss)	(.15)		(.16)	.02		(.80)	(.21)	(.07)
Total from investment operations	.03		.16	.35		(.43)	.16	.30
Less distributions from:
Net investment income	(.17)		(.31)	(.39)		(.39)	(.36)	(.36)
Return of capital	—		—	(.00	)***	—	—	—
Total distributions	(.17)		(.31)	(.39)		(.39)	(.36)	(.36)
Net asset value, end of period	$8.08		$8.22	$8.37		$8.41	$9.23	$9.43
Total Return (%)[b,c]	.34	**	1.94	4.21		(4.88)	1.95	3.24

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80		86	127		243	425	784
Ratio of expenses before expense reductions (%)	1.27	*	1.24	1.19		1.16	1.14	1.14
Ratio of expenses after expense reductions (%)	1.02	*	1.03	1.02		1.03	1.06	1.07
Ratio of net investment income (%)	4.35	*	3.85	3.96		4.25	4.03	3.89
Portfolio turnover rate (%)	14	**	39	44		36	22	76 [d]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

	Six Months Ended 11/30/18		Years Ended May 31,
Class C	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.26		$8.41	$8.46		$9.28	$9.48	$9.55
Income (loss) from investment operations:
Net investment income[a]	.15		.26	.27		.31	.31	.30
Net realized and unrealized gain (loss)	(.14)		(.16)	.01		(.80)	(.22)	(.08)
Total from investment operations	.01		.10	.28		(.49)	.09	.22
Less distributions from:
Net investment income	(.14)		(.25)	(.33)		(.33)	(.29)	(.29)
Return of capital	—		—	(.00	)***	—	—	—
Total distributions	(.14)		(.25)	(.33)		(.33)	(.29)	(.29)
Net asset value, end of period	$8.13		$8.26	$8.41		$8.46	$9.28	$9.48
Total Return (%)[b,c]	.09	**	1.06	3.44		(5.55)	1.20	2.47

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		96	142		205	304	424
Ratio of expenses before expense reductions (%)	2.05	*	2.00	1.95		1.91	1.91	1.89
Ratio of expenses after expense reductions (%)	1.77	*	1.78	1.77		1.78	1.81	1.82
Ratio of net investment income (%)	3.60	*	3.10	3.21		3.50	3.29	3.14
Portfolio turnover rate (%)	14	**	39	44		36	22	76 [d]

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

	Six Months Ended 11/30/18		Years Ended May 31,				Period Ended
Class R6	(Unaudited)		2018	2017		2016	5/31/15[a]

Selected Per Share Data
Net asset value, beginning of period	$8.22		$8.37	$8.41		$9.23	$9.29
Income (loss) from investment operations:
Net investment income[b]	.19		.34	.34		.39	.27
Net realized and unrealized gain (loss)	(.14)		(.16)	.03		(.80)	(.07)
Total from investment operations	.05		.18	.37		(.41)	.20
Less distributions from:
Net investment income	(.18)		(.33)	(.41)		(.41)	(.26)
Return of capital	—		—	(.00	)***	—	—
Total distributions	(.18)		(.33)	(.41)		(.41)	(.26)
Net asset value, end of period	$8.09		$8.22	$8.37		$8.41	$9.23
Total Return (%)[c]	.59	**	2.19	4.49		(4.63)	2.38	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		.4	.4		4	.01
Ratio of expenses before expense reductions (%)	.95	*	.90	.86		.82	.95	*
Ratio of expenses after expense reductions (%)	.77	*	.78	.77		.76	.80	*
Ratio of net investment income (%)	4.59	*	4.09	4.10		4.63	4.40	*
Portfolio turnover rate (%)	14	**	39	44		36	22	[d]

[a]	For the period from October 1, 2014 (commencement of operations) to May 31, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the entire year ended May 31, 2015.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	29

	Six Months Ended 11/30/18		Years Ended May 31,
Class S	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.21		$8.36	$8.40		$9.22	$9.42	$9.49
Income (loss) from investment operations:
Net investment income[a]	.18		.33	.34		.38	.39	.38
Net realized and unrealized gain (loss)	(.14)		(.16)	.02		(.80)	(.22)	(.07)
Total from investment operations	.04		.17	.36		(.42)	.17	.31
Less distributions from:
Net investment income	(.17)		(.32)	(.40)		(.40)	(.37)	(.38)
Return of capital	—		—	(.00	)***	—	—	—
Total distributions	(.17)		(.32)	(.40)		(.40)	(.37)	(.38)
Net asset value, end of period	$8.08		$8.21	$8.36		$8.40	$9.22	$9.42
Total Return (%)[b]	.54	**	2.09	4.37		(4.75)	2.10	3.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66		92	178		321	748	1,141
Ratio of expenses before expense reductions (%)	1.13	*	1.09	1.02		1.01	1.00	1.02
Ratio of expenses after expense reductions (%)	.87	*	.88	.87		.88	.91	.92
Ratio of net investment income (%)	4.49	*	4.01	4.10		4.39	4.19	4.04
Portfolio turnover rate (%)	14	**	39	44		36	22	76 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Floating Rate Fund

	Six Months Ended 11/30/18		Years Ended May 31,
Institutional Class	(Unaudited)		2018	2017		2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.21		$8.37	$8.41		$9.24	$9.43	$9.50
Income (loss) from investment operations:
Net investment income[a]	.19		.34	.35		.39	.40	.39
Net realized and unrealized gain (loss)	(.14)		(.17)	.02		(.81)	(.21)	(.07)
Total from investment operations	.05		.17	.37		(.42)	.19	.32
Less distributions from:
Net investment income	(.18)		(.33)	(.41)		(.41)	(.38)	(.39)
Return of capital	—		—	(.00	)***	—	—	—
Total distributions	(.18)		(.33)	(.41)		(.41)	(.38)	(.39)
Net asset value, end of period	$8.08		$8.21	$8.37		$8.41	$9.24	$9.43
Total Return (%)[b]	.59	**	2.07	4.48		(4.64)	2.22	3.44

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	65		56	86		184	655	907
Ratio of expenses before expense reductions (%)	.98	*	.96	.93		.88	.87	.85
Ratio of expenses after expense reductions (%)	.77	*	.78	.77		.78	.81	.80
Ratio of net investment income (%)	4.61	*	4.11	4.21		4.48	4.29	4.16
Portfolio turnover rate (%)	14	**	39	44		36	22	76 [c]

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Floating Rate Fund (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release

32	|	DWS Floating Rate Fund

No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 securities.

DWS Floating Rate Fund	|	33

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by

34	|	DWS Floating Rate Fund

the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2018, the Fund had approximately $251,149,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($27,123,000) and long-term losses ($224,026,000).

At May 31, 2018, the aggregate cost of investments for federal income tax purposes was $340,755,882. The net unrealized depreciation for all investments based on tax cost was $7,039,146. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $2,328,286 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $9,367,432.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications

DWS Floating Rate Fund	|	35

among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2018, purchases and sales of investment securities (excluding short-term instruments) aggregated $41,334,745 and $81,940,893, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

36	|	DWS Floating Rate Fund

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

Accordingly, for the six months ended November 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.

For the period June 1, 2018 through November 30, 2018, the Advisor voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the Fund’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period from June 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.88%
Institutional Class	.78%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.00%
Class C	1.75%
Class R6	.75%
Class S	.85%
Institutional Class	.75%

DWS Floating Rate Fund	|	37

For the six months ended November 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$106,408
Class C	120,870
Class R6	312
Class S	102,455
Institutional Class	63,926
$393,971

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2018, the Administration Fee was $156,091, of which $24,586 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2018
Class A	$5,307	$1,852
Class C	2,867	1,145
Class R6	23	9
Class S	5,002	1,870
Institutional Class	854	202
	$14,053	$5,078

In addition, for the six month ended November 30, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by

38	|	DWS Floating Rate Fund

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$33,861
Class C	47,946
Class S	72,617
Institutional Class	12,991
$167,415

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2018
Class C	$324,601	$48,885

In addition, DDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2018	Annualized Rate
Class A	$103,881	$52,174	.25%
Class C	108,069	50,858	.25%
	$211,950	$103,032

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2018 aggregated $809.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended November 30,

DWS Floating Rate Fund	|	39

2018, the CDSC for Class C shares aggregated $407. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2018, DDI received $4,795 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,370, of which $8,391 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2018.

40	|	DWS Floating Rate Fund

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,184,434	$9,738,936	731,822	$6,060,371
Class C	217,993	1,802,304	239,716	1,992,092
Class S	924,989	7,597,019	3,464,561	28,609,939
Institutional Class	1,822,934	14,996,562	2,151,280	17,757,816
		$34,134,821		$54,420,218

Shares issued to shareholders in reinvestment of distributions
Class A	192,895	$1,580,375	432,743	$3,576,250
Class C	157,656	1,299,326	374,617	3,112,314
Class R6	946	7,755	2,037	16,834
Class S	193,966	1,588,016	529,906	4,375,595
Institutional Class	165,423	1,354,819	310,304	2,564,585
		$5,830,291		$13,645,578

Shares redeemed
Class A	(1,958,832)	$(16,068,623)	(5,919,346)	$(48,948,243)
Class C	(2,428,599)	(20,058,524)	(5,939,545)	(49,410,080)
Class R6	(17,652)	(145,436)	(4,125)	(34,040)
Class S	(4,233,894)	(34,669,525)	(14,007,438)	(115,853,432)
Institutional Class	(692,871)	(5,695,836)	(5,971,709)	(49,327,312)
		$(76,637,944)		$(263,573,107)

Net increase (decrease)
Class A	(581,503)	$(4,749,312)	(4,754,781)	$(39,311,622)
Class C	(2,052,950)	(16,956,894)	(5,325,212)	(44,305,674)
Class R6	(16,706)	(137,681)	(2,088)	(17,206)
Class S	(3,114,939)	(25,484,490)	(10,012,971)	(82,867,898)
Institutional Class	1,295,486	10,655,545	(3,510,125)	(29,004,911)
		$(36,672,832)		$(195,507,311)

DWS Floating Rate Fund	|	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	|	DWS Floating Rate Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,003.40	$1,000.90	$1,005.90	$1,005.40	$1,005.90
Expenses Paid per $1,000*	$5.12	$8.88	$3.87	$4.37	$3.87

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,019.95	$1,016.19	$1,021.21	$1,020.71	$1,021.21
Expenses Paid per $1,000*	$5.16	$8.95	$3.90	$4.41	$3.90

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	1.02%	1.77%	.77%	.87%	.77%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS Floating Rate Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Floating Rate Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain

44	|	DWS Floating Rate Fund

invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three-, and five-year periods ended December 31, 2017. The Board noted the disappointing

DWS Floating Rate Fund	|	45

investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective September 19, 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, since 2011, DIMA has waived voluntarily a portion (0.05%) of the Fund’s management fee. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

46	|	DWS Floating Rate Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

DWS Floating Rate Fund	|	47

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

48	|	DWS Floating Rate Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Floating Rate Fund	|	49

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

50	|	DWS Floating Rate Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Floating Rate Fund	|	51

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

52	|	DWS Floating Rate Fund

Notes

Notes

Notes

DFRF-3

(R-025433-8 1/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2019